Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis elsewhere in this Proxy Statement.
Pay Versus Performance
						Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid for PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid for Non-PEO NE0s(4)		Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income	Company- Selected Measure: Revenue(7)
2022	$8,614,364	-$8,775,469	$2,775,056	-$	818,600	$61	$76	$43,268,000	$452,418,000
2021	$7,369,816	$46,716,620	$5,697,840		$16,336,221	$92	$112	$29,308,000	$332,741,000
2020	N/A	N/A	N/A		N/A	$100	$100	N/A	N/A

(1)
Mark Zagorski served as the Company’s principal executive officer (PEO) for the entirety of 2021 and 2022. The Company’s other NEOs for the applicable years were as follows:

•
2021: Julie Eddleman and Nicola Allais

•
2022: Julie Eddleman, Nicola Allais, Andy Grimmig and Matthew McLaughlin

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary

Compensation Table for the applicable year for the Company’s PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs.
(3)
Amounts reported in this column represent the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
			2021	2022
	Summary Compensation Table—Total Compensation	(a)	$7,369,816		$8,614,364
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$6,499,996		$7,500,003
+	Fair Value at Fiscal Year End of Outstanding and unvested Stock Awards and Option Awards Granted in Fiscal Year	(C)	$6,727,419		$6,127,263
+	Change in Fair Value of Outst anding and Unvested Stock Awards and Opt ion Awards Granted in Prior Fiscal Years	(d)	$22,215,950	-$	11,875,870
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0		$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisf ied During Fiscal Year	(f)	$16,903,431	-$	4,141,223
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Opt ion Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0		$0
=	Compensation Actually Paid		$46,716,620	-$	8,775,469

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(4)
Amounts reported in this column represent the compensation actually paid to the NEOs other than the PEO in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average
			2021	2022
	Summary Compensation Table—Total Compensation	(a)	$5,697,840		$2,775,056
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,972,405		$2,000,000
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(C)	$5,868,201		$1,633,936
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$828,883	-$	1,223,303
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$1,182,978		$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$7,730,723	-$	1,664,697
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Condit ions During Fiscal Year	(g)	$0		$339,593
=	Compensation Actually Paid		$16,336,221	-$	818,600

(a)
Please see footnote 1 for the NEOs included in the average for each indicated fiscal year. Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(b)
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on the IPO date of April 21, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
The TSR Peer Group consists of the NASDAQ Composite Index.

(7)
The Compensation Committee determined that revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Mark Zagorski served as the Company’s principal executive officer (PEO) for the entirety of 2021 and 2022. The Company’s other NEOs for the applicable years were as follows:

•
2021: Julie Eddleman and Nicola Allais

•
2022: Julie Eddleman, Nicola Allais, Andy Grimmig and Matthew McLaughlin

Peer Group Issuers, Footnote [Text Block]	(6) The TSR Peer Group consists of the NASDAQ Composite Index.
PEO Total Compensation Amount	$ 8,614,364	$ 7,369,816
PEO Actually Paid Compensation Amount	$ (8,775,469)	46,716,620
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts reported in this column represent the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
			2021	2022
	Summary Compensation Table—Total Compensation	(a)	$7,369,816		$8,614,364
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$6,499,996		$7,500,003
+	Fair Value at Fiscal Year End of Outstanding and unvested Stock Awards and Option Awards Granted in Fiscal Year	(C)	$6,727,419		$6,127,263
+	Change in Fair Value of Outst anding and Unvested Stock Awards and Opt ion Awards Granted in Prior Fiscal Years	(d)	$22,215,950	-$	11,875,870
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0		$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisf ied During Fiscal Year	(f)	$16,903,431	-$	4,141,223
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Opt ion Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0		$0
=	Compensation Actually Paid		$46,716,620	-$	8,775,469

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,775,056	5,697,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ (818,600)	16,336,221
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the compensation actually paid to the NEOs other than the PEO in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average
			2021	2022
	Summary Compensation Table—Total Compensation	(a)	$5,697,840		$2,775,056
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,972,405		$2,000,000
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(C)	$5,868,201		$1,633,936
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$828,883	-$	1,223,303
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$1,182,978		$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$7,730,723	-$	1,664,697
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Condit ions During Fiscal Year	(g)	$0		$339,593
=	Compensation Actually Paid		$16,336,221	-$	818,600

(a)
Please see footnote 1 for the NEOs included in the average for each indicated fiscal year. Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(b)
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following is a list of the two financial performance measures used by the Company to link compensation actually paid to the NEOs for the fiscal year ended December 31, 2022 (which in the Company’s assessment represent the most important financial performance measures in evaluating the Company’s success):
•
Revenue

•
Adjusted EBITDA

Total Shareholder Return Amount	$ 61	92	$ 100
Peer Group Total Shareholder Return Amount	76	112	$ 100
Net Income (Loss)	$ 43,268,000	$ 29,308,000
Company Selected Measure Amount	452,418,000	332,741,000
PEO Name	Mark Zagorski
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	(7) The Compensation Committee determined that revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,500,003	$ 6,499,996
PEO [Member] | Equity Awards Adjustments Of Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,127,263	6,727,419
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,875,870)	22,215,950
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,141,223)	16,903,431
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,000,000	4,972,405
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,633,936	5,868,201
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,223,303)	828,883
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,664,697)	7,730,723
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,182,978
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 339,593	$ 0